Long-Term Loans, Net Of Current Maturities (Summary Of Long-Term Loans, Net Of Current Maturities) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Debt Instrument [Line Items]
Long-term debt noncurrent	$ 41,227	$ 264,541
SOFR
Debt Instrument [Line Items]
Interest percentage spread	5.38%
United States of America, Dollars
Debt Instrument [Line Items]
Long-term loans	$ 52,837
United States of America, Dollars | SOFR
Debt Instrument [Line Items]
Interest percentage spread	5.59%
Long-Term Bank Loans
Debt Instrument [Line Items]
Long-term loans	$ 52,837	275,703
Less: current maturities	11,610	11,162
Long-term debt noncurrent	41,227	264,541
Long-Term Bank Loans | United States of America, Dollars
Debt Instrument [Line Items]
Long-term loans	1,504	213,559
Long-Term Bank Loans | Other
Debt Instrument [Line Items]
Long-term loans	0	1,954
Long-Term Bank Loans | Euro
Debt Instrument [Line Items]
Long-term loans	$ 51,333	$ 60,190
Long-Term Bank Loans | Minimum | United States of America, Dollars
Debt Instrument [Line Items]
Interest percentage spread	1.35%
Long-Term Bank Loans | Minimum | NIS
Debt Instrument [Line Items]
Interest percentage spread	2.02%
Long-Term Bank Loans | Maximum | United States of America, Dollars
Debt Instrument [Line Items]
Interest percentage spread	1.75%
Long-Term Bank Loans | Maximum | NIS
Debt Instrument [Line Items]
Interest percentage spread	2.50%